Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Income tax, net of refunds	$ 1,673	$ 758	$ 96
Interest	$ 28	$ 3,520	$ 49,283